SCHEDULE OF RECONCILIATION FOR RECURRING FAIR VALUE MEASUREMENTS OF FAIR VALUE (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Fair Value Disclosures [Abstract]
Short-term investments, January 1	¥ 412,031	¥ 127,514
Purchase/Issue	28,187	357,142	127,727
Sell / Exercise	24,663	70,306
Included in earnings	563
Included in other comprehensive loss
Foreign currency translation adjustment included in other comprehensive loss	6,441	(2,320)	(213)
Short-term investments, December 31	¥ 422,559	412,031	127,514
Current warrant Liabilities (Note 14), January 1			37,903
Purchase/Issue
Sell / Exercise			37,531
Included in earnings
Foreign currency translation adjustment included in other comprehensive loss			(372)
Warrants Liabilities, current portion (Note 14), December 31
Non-current warrant Liabilities (Note 14), January 1			9,650
Purchase/Issue
Sell / Exercise			38,841
Included in earnings			29,011
Foreign currency translation adjustment included in other comprehensive loss			180
Non-current warrant Liabilities (Note 14), December 31